Stock-Based Compensation - Schedule of Reduction in Stated Value of Company's Common Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Awarded and not released, Beginning balance	1,174,648	1,460,952
Number of shares, Release of restricted stock	(286,312)	(286,304)
Number of shares, Awarded and not released, Ending balance	888,336	1,174,648
Stated value, Awarded and not released, Beginning balance	$ 20	$ 25
Stated value, Release of restricted stock	(4)	(5)
Stated value, Awarded and not released, Ending balance	$ 16	$ 20